Acquisitions - Schedule of Consideration Paid for ImaginAb Inc (Details) - ImaginAb $ in Thousands	Jan. 30, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash paid	$ 10,000
Performance rights issued	23,160
Equity issued	29,895
Acquisition related costs	589
Deferred payment	3,472
Total consideration	67,116
Property, plant and equipment	105
Right-of-use assets	629
Lease liabilities	(629)
Total identifiable assets and liabilities	67,116
Intellectual property
Disclosure of detailed information about business combination [line items]
Intangible assets	25,866
Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 41,145